REPORT TO STOCKHOLDERS



TO THE STOCKHOLDERS:

     The Annual Report of Old Dominion Investors Trust, Inc. covers the 12 month period of our year from September 1, 1998 through August 31, 1999.

     There were no factors, strategies, or techniques that materially affected the Fund over the past year, Management continued to purchase good quality blue chip stocks listed on the New York Stock Exchange. All securities that are purchased for the Fund must have paid continuous dividends for at least 10 years. We believe this gives the Fund additional stability.

     We focus on buying and adding stocks of companies with average dividend yields and good prospects for improving earnings.

     The Fund, through August 31, 1999, received $242,218 from expired call options ($.53 per share). This income is distributed to stockholders in the form of cash distributions. We will continue to sell options on portfolio securities as market conditions warrant. Management believes this is a good strategy to achieve above average income. Otherwise, high yields are just not to be found in many stocks.

     The Fund will continue to seek out attractive investments that sell at reasonable prices in relation to earnings.



                                        Sincerely yours,




                                        Cabell B. Birdsong
                                        President, Investors Security Co., Inc.
                                        Investment Advisor and Manager


                                        James F. Hope
                                        President, Old Dominion Investors
                                        Trust, Inc.
October 15, 1999

  COMPARISON OF THE CHANGE IN A $10,000 INVESTMENT IN OLD DOMINION INVESTORS'
          TRUST AND THE STANDARD & POORS 500 INDEX OF AUGUST 31, 1999

[CHART APPEARS HERE]

                                            THOUSANDS.$

                1989   1990   1991   1992   1993   1994   1995   1996    1997    1998   1999
               -----------------------------------------------------------------------------
S&P 500 INDEX  10.00   9.50  12.06  13.01  15.00  15.82  19.21  22.81   32.07   34.67  48.47
-----------------------------------------------------------------------------------------------
OLD DOMINION    9.60   8.27  10.01  10.54  11.62  12.31  14.53  16.61   21.17   21.08  25.69

                                         Year ended August 31,


           AVERAGE ANNUAL RETURNS FOR THE PERIODS ENDED AUGUST 31, 1999*

            1 Year          5 Year           10 Year
            ------         --------        ---------
            16.98%          14.92%             9.90%


           * Average annual return for the Fund assumes the purchase of shares at the maximum offering price and the deduction of all fees and expenses.

       VALUE AT AUGUST 31,          1989      1990      1991       1992       1993
 Old Dominion Investors' Trust    $ 9,600   $8,268    $10,011    $10,541    $11,619
   Standard & Poors 500 Index     $10,000   $9,501    $12,057    $13,014    $14,996



       VALUE AT AUGUST 31,          1994       1995       1996       1997       1998       1999
 Old Dominion Investors' Trust    $12,307    $14,533    $16,613    $21,171    $21,082    $25,692
   Standard & Poors 500 Index     $15,816    $19,209    $22,805    $32,071    $34,666    $48,472

Performance and data represent past performance. Investment return and principal value of an investment in the Fund will fluctuate. Your shares, when redeemed, may be worth more or less than their original cost.

OLD DOMINION INVESTORS' TRUST, INC.


PORTFOLIO OF INVESTMENTS
AUGUST 31, 1999



 SHARES                                              VALUE
--------           COMMON STOCKS: 91.0%          ------------
                     ALUMINUM: 1.8%
 3,000     Alcoa                                  $  193,687
                                                  ----------
            AUTOMOTIVE PARTS & SUPPLIES: 3.9%
 7,400     Goodyear Tire & Rubber Company            415,325
                                                  ----------
                 BUILDING PRODUCTS: 2.5%
 5,500     Armstrong World Industries Inc.           267,094
                                                  ----------
                     CHEMICALS: 4.3%
 1,000     Dow Chemical                              113,625
 5,500     DuPont E.I. DeNemours & Co.               348,562
                                                  ----------
                                                     462,187
                                                  ----------
                  COMMUNICATIONS: 8.1%
 9,050     AT & T Corp.                              407,250
 5,000     Bell Atlantic Corp                        306,250
 2,200     GTE Corp.                                 150,975
                                                  ----------
           Total                                     864,475
                                                  ----------
                     COMPUTERS: 1.9%
 1,600     International Business Machines           199,300
                                                  ----------
              CONSTRUCTION EQUIPMENT: 2.6%
 5,000     Caterpillar                               283,125
                                                  ----------
           CONSUMER GOODS AND SERVICES: 10.3%
 9,100     American Home Products Corp.              377,650
 5,000     Colgate-Palmolive Co.                     267,500
 6,200     Eastman Kodak                             455,312
                                                  ----------
           Total                                   1,100,462
                                                  ----------
                  ENERGY PRODUCTS: 9.1%
 1,300     Atlantic Richfield Co.                    114,319
 5,000     Exxon Corp.                               394,375
 1,400     Mobil Corp.                               143,325
 5,100     Texaco Inc.                               323,850
                                                  ----------
           Total                                     975,869
                                                  ----------
                FINANCIAL SERVICES: 13.7%
 6,900     Bank of America Corp.                     417,450
 5,700     Chase Manhattan Corp.                     477,019
 5,000     First Union                               207,500
 9,000     Fleet Financial Group Inc.                358,313
                                                  ----------
           Total                                   1,460,282
                                                  ----------
             INDUSTRIAL MANUFACTURING: 9.9%
           Cooper Industries Inc.
 3,500     General Electric                          393,094
 4,500     Minnesota Mining & Manufacturing          425,250
 4,000     PPG Industries Inc.                       240,250
                                                  ----------
           Total                                   1,058,594
                                                  ----------
                     INSURANCE: 3.4%
 4,000     CIGNA Corp                                359,250
                                                  ----------

OLD DOMINION INVESTORS' TRUST


PORTFOLIO OF INVESTMENTS
AUGUST 31, 1999



 SHARES                                                  VALUE
--------                                             ------------
                   OFFICE EQUIPMENT: 8.3%
8,600      Xerox Corp.                                $  410,650
8,000      Pitney Bowes                                  472,000
                                                      ----------
                                                         882,650
                                                      ----------
                      PUBLISHING: 3.5%
7,200      McGraw-Hill Companies                         372,150
                                                      ----------
                   PHARMACEUTICALS: 7.7%
5,500      Merck & Co.                                   369,531
6,000      Lilly Eli & Co.                               447,750
                                                      ----------
                                                         817,281
                                                      ----------
           Total common stocks (Cost $9,580,300)       9,711,731
                                                      ----------


 PRINCIPAL
----------
                               REPURCHASE AGREEMENT: 6.3%
             United Missouri Bank, 4.80%, Dated 8/27/99, Due 9/3/99,
             Repurchase price $672,627 (collateralized by FNMA, 0%
$672,000     Due 10/05/99, Market Value $686,067) (Cost $672,000)                   672,000
                                                                                    -------
             TOTAL INVESTMENTS IN SECURITIES
              (COST $10,252,300)* (NOTES 1A AND 2)                     97.3%     10,383,731
              CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES-NET        2.7%        285,669
                                                                                 ----------
              TOTAL NET ASSETS                                        100.0%    $10,669,400
                                                                                ===========
           * Cost for federal income tax purposes is $10,252,300 and net unrealized appreciation consists of:

             Gross Unrealized Appreciation                                      $   607,791
             Gross Unrealized Depreciation                                         (476,360)
                                                                                -----------
             Net Unrealized Appreciation                                        $   131,431
                                                                                ===========

SEE NOTES TO FINANCIAL STATEMENTS

OLD DOMINION INVESTORS' TRUST, INC.


SCHEDULE OF OPTION CONTRACTS WRITTEN
AUGUST 31, 1999



 NUMBER OF
 CONTRACTS                                                                 VALUE
-----------                                                              ---------
                               COVERED CALL OPTIONS:
     20       Alcoa, October $70                                          $ 2,625
     10       American Home Products, October $55                             313
     30       American Home Products, October $60                             562
     25       Armstrong World, September $60                                  156
     10       Armstrong World, December $60                                   750
      7       Atlantic Richfield, January $100                              2,012
     30       AT&T Corp, October $65                                          187
     15       AT&T Corp, October $70                                          188
     35       Bank of America, November $75                                 1,094
     22       Bell Atlantic, October $70                                      825
     25       Caterpillar Inc, November $70                                 1,406
     28       Chase Manhattan, September $95                                  175
     17       CIGNA, October $100                                           1,381
     10       Dow Chemical, October $130                                      563
     25       DuPont, September $80                                           156
     10       Eli Lilly, October $80                                        1,688
     20       Eli Lilly, October $85                                        1,750
     10       Exxon, October $85                                              625
     15       Exxon, October $90                                              375
     25       First Union, January $55                                      1,172
     45       Fleet Financial, October $50                                    844
     15       General Electric, October $99                                 1,125
     37       Goodyear Tire, October $65                                      925
     11       GTE Corp, December $80                                        1,306
      6       IBM, September $145                                              75
     33       McGraw-Hill, November $60                                     1,650
     27       Merck, October $80                                              506
     10       Minnesota Mining & Manufacturing, January $110                1,938
     17       Minnesota Mining & Manufacturing, October $100                3,081
      7       Mobil Corp, November $110                                     1,662
     20       PPG Industries, November $70                                    750
     10       Pitney Bowes, January $70                                     1,250
     25       Pitney Bowes, October $75                                       781
     20       Texaco, October $70                                           1,625
     40       Xerox Corp, October $60                                         500
                                                                          -------
              Total (premiums received $79,352)                            36,021
                                                                          -------
                                    PUT OPTION:
     55       Eastman Kodak, July $80                                       3,438
                                                                          -------
              Total (premium received $6,440)                               3,438
                                                                          -------
              Total (premiums received $85,792) (Notes 1A, 1D and 3)      $39,459
                                                                          =======

SEE NOTES TO FINANCIAL STATEMENTS

OLD DOMINION INVESTORS' TRUST, INC.


STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 1999



ASSETS
 Investments in securities, at value (identified cost $10,252,300) (Notes 1A and 2)            $ 10,383,731
 Cash                                                                                               409,796
 Receivable for:
  Dividends and interest                                                                             30,899
  Securities sold                                                                                       758
 Prepaid expenses                                                                                    18,520
 Due from advisor                                                                                    26,611
                                                                                               ------------
   Total assets                                                                                  10,870,315
                                                                                               ------------
LIABILITIES
 Payable for securities purchased                                                                   161,456
 Options written, at value (premiums received $85,792) (Note 3)                                      39,459
                                                                                               ------------
   Total liabilities                                                                                200,915
                                                                                               ------------
NET ASSETS
 (Applicable to 452,837 shares of capital stock outstanding; 500,000 shares of $12.50 par
  value authorized)                                                                            $ 10,669,400
                                                                                               ============
Computation of offering price:
 Net asset value and redemption price per share ($10,669,400/452,837 shares)                   $      23.56
                                                                                               ============
 Offering price per share (100/96 of net asset value)*                                         $      24.54
                                                                                               ============
*On investments of $100,000 or more the offering price is reduced.
Net assets consist of:
 Paid-in capital                                                                               $  9,920,521
 Undistributed net investment income                                                                 60,899
 Undistributed net realized gain on investments                                                     510,216
 Net unrealized depreciation of investments                                                         177,764
                                                                                               ------------
                                                                                               $ 10,669,400
                                                                                               ============

SEE NOTES TO FINANCIAL STATEMENTS

OLD DOMINION INVESTORS' TRUST, INC.


STATEMENT OF OPERATIONS
YEAR ENDED AUGUST 31, 1999


     INVESTMENT INCOME
      Income
        Dividends                                                           $  221,237
        Interest                                                                38,201
                                                                            ----------
         Total income                                                          259,438
                                                                            ----------
      Expenses
        Investment management fee (Note 4)                                      51,188
        Professional fees                                                       13,102
        Insurance expense                                                       16,095
        Printing shareholder reports                                             6,812
        Directors' fees                                                          9,335
        Distribution expenses                                                   12,904
                                                                            ----------
         Total expenses                                                        109,436
                                                                            ----------
     NET INVESTMENT INCOME                                                     150,002
                                                                            ----------
     REALIZED AND UNREALIZED GAIN ON INVESTMENTS
        Net realized gain on option contracts written                          242,218
        Net realized gain on investments                                       643,552
        Net change in unrealized depreciation of investments and option
         contracts written                                                     881,088
                                                                            ----------
     NET GAIN ON INVESTMENTS                                                 1,766,858
                                                                            ----------
     NET INCREASE IN NET ASSETS FROM OPERATIONS                             $1,916,860
                                                                            ==========

SEE NOTES TO FINANCIAL STATEMENTS

OLD DOMINION INVESTORS' TRUST, INC.


STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED AUGUST 31,




                                                                                                  1999              1998
                                                                                            ---------------   ---------------
OPERATIONS
 Net investment income                                                                       $    150,002      $    147,512
 Net realized gain on option contracts written                                                    242,218           248,786
 Net realized gain on investments                                                                 643,552         1,326,755
 Net change in unrealized depreciation of investments and
  option contracts written                                                                        881,088        (1,758,011)
                                                                                             ------------      ------------
  Net increase (decrease) in net assets resulting from operations                               1,916,860           (34,958)
DISTRIBUTIONS TO SHAREHOLDERS
 Distributions from net investment income ($0.47 and $0.22 per share,
  respectively)                                                                                  (191,934)          (77,335)
 Distributions from net realized gain on investments ($3.60 and $3.65 per share,
  respectively)                                                                                (1,444,092)       (1,295,332)
CAPITAL SHARE TRANSACTIONS
 Net increase in net assets derived from the change in the number of
  outstanding shares(a)                                                                         1,492,484           825,231
                                                                                             ------------      ------------
  Total increase (decrease) in net assets                                                       1,773,318          (582,394)
NET ASSETS
 Beginning of the period                                                                        8,896,082         9,478,476
                                                                                             ------------      ------------
 End of the period
  (including undistributed net investment income of $60,899 and $102,831, respectively)      $ 10,669,400      $  8,896,082
                                                                                             ============      ============

(a) Transactions in capital shares were as follows:

                                                                       1999                            1998
                                                           ----------------------------   ------------------------------
                                                              SHARES          AMOUNT         SHARES           AMOUNT
                                                           ------------   -------------   ------------   ---------------
Shares sold                                                    41,777      $1,003,626         42,392      $  1,145,997
Shares issued in reinvestment of distributions from net
 investment income and realized gain on investments and
 options contracts written                                     55,419       1,246,738         41,541         1,031,217
                                                               ------      ----------         ------      ------------
                                                               97,196       2,250,364         83,933         2,177,214
Shares redeemed                                               (31,756)       (757,880)       (50,036)       (1,351,983)
                                                              -------      ----------        -------      ------------
Net increase                                                   65,440      $1,492,484         33,897      $    825,231
                                                              =======      ==========        =======      ============

SEE NOTES TO FINANCIAL STATEMENTS

OLD DOMINION INVESTORS' TRUST, INC.


FINANCIAL HIGHLIGHTS
YEAR ENDED AUGUST 31,

                                                                1999        1998        1997        1996        1995
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD              ----------- ----------- ----------- ----------- -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                          $ 22.96     $ 26.81    $ 23.09     $ 21.52     $ 19.64
                                                              -------     -------    -------     -------     -------
Income from investment operations--
 Net investment income                                           0.34        0.40       0.47        0.53        0.68
 Net realized and unrealized gain (loss) on investments          4.33       (0.38)      5.52        2.46        2.67
                                                              -------     -------    -------     -------     -------
  Total from investment operations                               4.67        0.02       5.99        2.99        3.35
                                                              -------     -------    -------     -------     -------
Less distributions--
 Distributions from net investment income                        0.47        0.22       0.62        0.29        0.78
 Distributions from net realized gains on investments            3.60        3.65       1.65        1.13        0.44
 Distributions in excess of realized gains on investments          --          --         --          --        0.25
                                                              -------     -------    --------    --------    -------
  Total distributions                                            4.07        3.87       2.27        1.42        1.47
                                                              -------     -------   --------    --------     -------
Net asset value, end of period                                $ 23.56     $ 22.96    $ 26.81     $ 23.09     $ 21.52
                                                              =======     =======   ========    ========     =======
TOTAL RETURN*                                                   21.86%      (0.42)%    27.44%      23.09%      18.05%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                      $10,669     $ 8,896    $ 9,478    $  7,793    $  7,277
Ratio to average net assets--
 Expenses                                                        1.07%       1.08%      1.16%       1.30%       1.39%
 Net investment income                                           1.47%       1.48%      1.88%       2.35%       3.42%
Portfolio turnover rate                                            87%         86%        86%        119%         64%

* Calculated without deduction of sales load.

SEE NOTES TO FINANCIAL STATEMENTS

OLD DOMINION INVESTORS' TRUST, INC.

NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 1999


(1) SIGNIFICANT ACCOUNTING POLICIES
     Old Dominion Investors' Trust, Inc. (the "Trust") is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company. The primary investment objective of the Trust is to seek income with long-term growth of capital being a secondary objective. There can be no assurance that the Trust's objective will be achieved. The Trust's assets are invested in marketable securities whose prices fluctuate. Therefore, the value of the outstanding shares of the Trust are not fixed, but vary with the daily changes in market value of those securities held in the Trust's portfolio.
   The following is a summary of the significant accounting policies followed by the Trust:
   SECURITY VALUATION. Portfolio securities which are traded on an exchange are valued at the last reported sale price on the date of valuation. If there is no reported sale then the valuation is based upon the mean between the bid and ask prices. Securities for which reliable quotations are not readily available are valued at fair market value as determined in good faith by the Trust's Board of Directors. Short-term investments are valued at cost which when combined with accrued interest equals fair market value.
   FEDERAL INCOME TAXES. The Trust intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. SECURITY TRANSACTIONS AND DIVIDENDS. As is common in the industry, security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date.
   Interest income is recorded on the accrual basis.
   OPTION ACCOUNTING PRINCIPLES. When the Trust sells an option, the premium received is recorded as a liability. Each day the option contract liability is valued in accordance with the procedures for security valuations discussed above. When an offsetting option is purchased (closing transaction) or the option contract expires, the Trust realizes a gain or loss and the liability related to such option contract is eliminated. When an option is exercised, the Trust realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premiums originally received.
   USE OF ESTIMATES. In preparing financial statements in accordance with generally accepted accounting principles, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, and revenues and expenses during the reporting period. Actual results could differ from those estimates.


(2) INVESTMENTS
     During the year ended August 31, 1999, the cost of purchases and the proceeds from sales of securities, excluding short-term notes, was $8,399,046 and $7,838,494, respectively.

OLD DOMINION INVESTORS' TRUST, INC.

AUGUST 31, 1999


(3) OPTIONS WRITTEN
     A summary of option contracts written by the Trust during the year is as follows:



                                                       CALLS                        PUTS
                                             --------------------------   -------------------------
                                              NUMBER OF       OPTION       NUMBER OF       OPTION
                                               OPTIONS       PREMIUMS       OPTIONS       PREMIUMS
                                             -----------   ------------   -----------   -----------
Options outstanding at beginning of year           650      $   90,397         --        $      --
Options written                                  2,597         306,850        161           38,578
Options closed                                     (12)         (1,860)       (25)          (4,531)
Options exercised                                 (619)        (98,398)       (25)          (7,069)
Options expired                                 (1,904)       (217,637)       (56)         (20,538)
                                                ------      ----------        ---        ---------
Options outstanding at end of year                 712      $   79,352         55        $   6,440
                                                ======      ==========        ===        =========

     As of August 31, 1999, portfolio securities valued at $4,430,019 were subject to covered call options written by the Trust.


(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
     Investors Security Company, Inc. ("Investors Security") provides the Trust with investment management and advisory services pursuant to an investment advisory agreement and contract. Investors Security furnished all investment advice, office space and salaries of personnel needed by the Trust. Additionally, Investors Security has agreed to act as the Trust's registrar and transfer agent and to bear all related costs associated with the registration and transfer of the Trust's shares. As compensation for its services, the Manager is paid a monthly fee which is equal to an annual rate of .50% of the Trust's average net assets.
     The Trust has adopted a Plan pursuant to Rule 12B-1 under the 1940 Act (the "Plan"), whereby it may pay up to .25% of average daily net assets to its principal underwriter, Investors' Security Company, Inc. ("ISC"), for expenses incurred in the distribution of the Trust's shares. Pursuant to this Plan, ISC is entitled to reimbursement for payments to securities dealers providing shareholder services. Distribution expenses incurred by ISC were $11,704 for the year ended August 31, 1999.
     Investors Security is a registered securities broker/dealer and serves as the Trust's principal underwriter. During the year ended August 31, 1999, Investors Security received $16.12 in underwriter's concessions and $33,021 in commissions as a retail dealer in the Trust's shares. Investors Security also received $117,416 in brokerage commissions on the execution of certain of the Trust's portfolio transactions.
     Certain officers and directors of the Trust are also officers and/or directors of Investors Security.

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS




TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
OLD DOMINION INVESTORS' TRUST, INC.
SUFFOLK, VIRGINIA

     We have audited the accompanying statement of assets and liabilities of Old Dominion Investors' Trust, Inc., including the portfolio of investments and schedule of option contracts written, as of August 31, 1999, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of Old Dominion Investors' Trust, Inc. for each of the two years in the period ended August 31, 1996 were audited by other auditors whose report dated September 26, 1996, expressed an unqualified opinion on the financial highlights.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1999, by correspondence with the custodian and brokers. Where brokers did not reply to our confirmation requests, we carried out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Old Dominion Investors' Trust, Inc. as of August 31, 1999, the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended in conformity with generally accepted accounting principles.



                                        BRIGGS, BUNTING & DOUGHERTY, LLP


Philadelphia, Pennsylvania
September 23, 1999

                      OLD DOMINION INVESTORS' TRUST, INC.
                                110 BANK STREET
                            SUFFOLK, VIRGINIA 23434
                               PHONE 757-539-2396




                                   Custodian
                                    UMB BANK
                                928 Grand Avenue
                          Kansas City, Missouri 64141





                                    Counsel
                               KAUFMAN & CANOLES
                              Nations Bank Center
                                 P.O. Box 3037
                               Norfolk, VA 23574





                                    Auditors
                        BRIGGS, BUNTING & DOUGHERTY, LLP
                               Two Logan Square,
                                   Suite 2121
                     Philadelphia, Pennsylvania 19103-4901





                              Manager, Underwriter
                       INVESTORS' SECURITY COMPANY, INC.
                                110 Bank Street
                            Suffolk, Virginia 23434
                             Phone: (757) 539-2396





                                 Transfer Agent
                       FIRST DATA INVESTOR SERVICES GROUP
                               3200 Horizon Drive
                                 P.O. Box 61503
                         King of Prussia, PA 19406-0903
                             Phone: (610) 239-4500

[GRAPHIC OMITTED]



                                 ANNUAL REPORT
                                AUGUST 31, 1999